Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Disclosure of Accrued Liabilities [Abstract]
ACCRUED LIABILITIES

5. ACCRUED LIABILITIES

Accrued liabilities on the consolidated balance sheets are comprised of the following as of March 31, 2022 and December 31, 2021, respectively:

	March 31, 2022	December 31, 2021
Accrued compensation expenses	$7,548	$3,802
Accrued interest	1,554	1,369
Accrued vendor payables	1,511	1,109
Accrued professional services	925	934
Other accrued liabilities	165	84
	$11,703	$7,298

5.	ACCRUED LIABILITIES

Accrued liabilities on the consolidated balance sheets are comprised of the following as of December 31, 2021 and 2020, respectively:

	December 31, 2021	December 31, 2020
Accrued compensation expenses	$3,802	$2,692
Accrued interest	1,369	—
Accrued vendor payables	1,109	509
Accrued professional services	934	149
Other accrued liabilities	84	61
	$7,298	$3,411

The Company recorded accrued interest of $395 as of December 31, 2020 under other liabilities, non-current on the Company’s consolidated balance sheet related to the promissory note issued in June 2020 (“SNAP June 2020 Note”). See Note 8 for further information.